Document and Entity Information	12 Months Ended
Jan. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	C21 Investments Inc.
Entity Central Index Key	0000831609
Current Fiscal Year End Date	--01-31
Entity Current Reporting Status	Yes
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F (the "Amendment") amends C21 Investment Inc.'s (the "Company") Annual Report on Form 20-F for the fiscal year ended January 31, 2023 (the "Form 20-F"), as filed with the Securities and Exchange Commission on July 21, 2023, and is being filed solely to furnish the Company's financial statements for the fiscal year ended January 31, 2021 formatted in inline eXtensible Business Reporting Language ("iXBRL").Pursuant to Rule 12b-15 promulgated under the United States Securities Exchange Act of 1934, as amended, we have repeated the entire text of Item 18 and Item 19 from the Form 20-F in this Amendment. However, there have been no changes to the text of either item other than the change stated in the immediately preceding paragraph.This Amendment includes new certifications by our Principal Executive Officer and Principal Financial Officer pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as Exhibits 12.1, 12.2, 13.1 and 13.2 hereto.Except as expressly set forth above, this Amendment does not, and does not purport to, amend, update or restate the information in any other item of the Form 20-F or reflect any events that have occurred after the filing of the original Form 20-F.
Entity Common Stock, Shares Outstanding	120,047,814
Document Period End Date	Jan. 31, 2023
Document Type	20-F/A
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	Common shares, no par value
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Registration Statement	false
Entity File Number	000-55982
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Floor, 885 West Georgia Street
Entity Address, Postal Zip Code	V6E 3H4
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	688
Auditor Location	San Jose, California
Auditor Name	Marcum LLP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Michael Kidd
Entity Address, Address Line One	Floor, 885 West Georgia Street
Entity Address, Postal Zip Code	V6E 3H4
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
City Area Code	833
Local Phone Number	289-2994